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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21189

Registrant Name: PIMCO NEW YORK MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 9/30

Date of Reporting Period: 12/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                    PIMCO NEW YORK MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                         CREDIT RATINGS
  (000)                                                                                           (MOODY'S/S&P)           VALUE*
------------------------------------------------------------------------------------------------------------------------------------

                 NEW YORK MUNICIPAL BONDS & NOTES - 77.1%
$ 2,800          East Rochester Housing Auth. Revs., St. Mary's Residence Project,
                  5.375%, 12/20/22 (GNMA).........................................................   NR/AAA            $ 3,005,044
  1,000          Long Island Power Auth., Electric. Syst. Revs.,
                  5.00%, 9/1/27, Ser. C ..........................................................    A3/A-              1,027,520
  5,000          Metropolitan Transportation Auth. Revs.,
                  5.00%, 11/15/31, Ser. F  (MBIA).................................................   Aaa/AAA             5,140,350
  1,000          Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Revs.,
                  6.375%, 6/1/35 .................................................................  Baa1/BBB             1,010,640
  2,000          Nassau Cnty. Tobacco Settlement Corp., Revs.,
                  6.60%, 7/15/39 .................................................................  Baa1/BBB-            2,049,100
  8,945          New York City GO,
                  5.00%-5.375%, 3/1/27-3/1/33, Ser. I ............................................    A2/A               9,133,208
  5,000          New York City Muni. Water Finance Auth., Water & Sewer Syst. Revs.,
                  5.00%, 6/15/32, Ser. A .........................................................   Aa2/AA+             5,082,450
  1,000          Niagara Falls Public Water Auth., Water & Sewer Syst. Revs.,
                  5.00%, 7/15/34, Ser. A (MBIA) ..................................................   Aaa/AAA             1,028,650
  1,855          Sachem Central School Dist., GO, 5.00%, 6/15/30 (MBIA) ..........................   Aaa/AAA             1,902,469
  2,000          Sales Tax Asset Receivable Corp., 5.00%, 10/15/32, Ser. A........................   Aaa/AAA             2,065,480
  2,000          Schenectady Industrial Dev. Agcy., Union College Fac. Revs.,
                  5.00% 7/1/32, Ser. A (AMBAC) ...................................................   Aaa/NR              2,058,520
  2,995          State Cnty. Tobacco Settlement Trust.,
                  5.625%, 6/1/35 .................................................................  Baa1/BBB             2,810,867
  1,400          State Dormitory Auth. Revs., Catholic Health Long Island
                  5.10%, 7/1/34...................................................................   Aaa/AAA             1,407,308
  2,000          State Dormitory Auth. Revs., Columbia Univ.,
                  5.00%, 7/1/24, Ser. A ..........................................................   Aaa/AAA             2,119,120
  1,000          State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital,
                  4.75%, 8/1/27 (AMBAC) ..........................................................   Aaa/AAA             1,008,030
  2,250          State Dormitory Auth. Revs., Jewish Board Family & Children,
                  5.00%, 7/1/33 (AMBAC) ..........................................................   Aaa/AAA             2,314,238
  2,000          State Dormitory Auth. Revs., Kaleida Health,
                  5.05%, 2/15/25 (FHA) ...........................................................   NR/AAA              2,084,420
  4,500          State Dormitory Auth. Revs., Lenox Hill Hospital,
                  5.50%, 7/1/30 ..................................................................   Baa2/NR             4,527,405
  6,040          State Dormitory Auth. Revs., Long Island Univ.,
                  5.00%, 9/1/23-9/1/32, Ser. A  (Radian)..........................................   Baa3/AA             6,184,470
  3,000          State Dormitory Auth. Revs., Lutheran Medical Hospital,
                  5.00%, 8/1/31 (MBIA) ...........................................................   Aaa/AAA             3,086,160
  3,750          State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
                  5.00%, 7/1/34, Ser. 1 ..........................................................   Aa2/AA              3,843,825
  4,000          State Dormitory Auth. Revs., Mount St. Mary College,
                  5.00%, 7/1/27-7/1/32 (Radian)...................................................    NR/AA              4,087,420
  6,150          State Dormitory Auth. Revs., North General Hospital,
                  5.00%, 2/15/25 .................................................................    NR/AA-             6,289,605
  1,000          State Dormitory Auth. Revs., North Shore L.I. Jewish Group,
                  5.50%, 5/1/33 ..................................................................    A3/NR              1,049,590
  1,000          State Dormitory Auth. Revs., New York Univ.,
                  5.00%, 7/1/31, Ser. 2  (AMBAC)..................................................   Aaa/AAA             1,023,910
  1,000          State Dormitory Auth. Revs., School Dist. Financing,
                  5.00%, 10/1/30, Ser. D (MBIA) ..................................................   Aaa/AAA             1,028,350
  1,250          State Dormitory Auth. Revs., Skidmore College,
                  5.00%, 7/1/28 (FGIC) ...........................................................   Aaa/NR              1,296,850
  3,740          State Dormitory Auth. Revs., St. Barnabas,
                  5.00%, 2/1/31, Ser A (AMBAC)....................................................   Aaa/AAA             3,841,840
  3,600          State Dormitory Auth. Revs., State Personal Income Tax,
                  5.00%, 3/15/32 .................................................................    A1/AA              3,665,160
  1,250          State Dormitory Auth. Revs., Student Housing Corp.,
                  5.125%, 7/1/34 (FGIC) ..........................................................   Aaa/AAA             1,307,825
  1,500          State Dormitory Auth. Revs., Teachers College,
                  5.00%, 7/1/32 (MBIA)............................................................    Aaa/NR             1,539,555
  2,500          State Dormitory Auth. Revs., Winthrop-Nassau Univ.,
                  5.75%, 7/1/28 ..................................................................   Baa1/NR             2,630,175

                    PIMCO NEW YORK MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                                         CREDIT RATINGS
  (000)                                                                                           (MOODY'S/S&P)           VALUE*
------------------------------------------------------------------------------------------------------------------------------------

$   620          State Dormitory Auth. Revs., Winthrop Univ. Hospital Association,
                  5.50%, 7/1/32, Ser. A ..........................................................  Baa1/NR         $      641,229
  2,000          State Dormitory Auth. Revs., Yeshiva University,
                  5.125%, 7/1/34 (AMBAC)..........................................................  Aaa/NR               2,092,520
  1,900          State Urban Dev. Corp. Revs.,
                  5.00%, 3/15/33, Ser. C-1 .......................................................   A1/AA               2,122,946
  2,000          Warren & Washington Cnty. Industrial Dev. Agcy. Civic Fac. Revs.,
                  5.00%, 12/1/35, Ser. A (FSA) ...................................................  Aaa/AAA              2,044,620
  1,250          Westchester Cnty. Industrial Dev. Agcy. Continuing Care,
                  6.50%, 1/1/34 ..................................................................   NR/NR               1,298,838
                                                                                                                   ---------------
                 Total New York Municipal Bonds & Notes (cost-$95,752,400)........................                      98,849,707
                                                                                                                   ---------------

                 OTHER MUNICIPAL BONDS & NOTES-10.8%
                 CALIFORNIA-4.4%
  5,560          Golden State Tobacco Securization Corp., Tobacco Settlement Revs.,
                  6.75%, 6/1/39, Ser. 2003-A-1,  .................................................  Baa3/BBB             5,584,242
                                                                                                                   ---------------

                 DISTRICT OF COLUMBIA-0.1%
    175          Tobacco Settlement Financing Corp.,
                  6.50%, 5/15/33 .................................................................  Baa3/BBB               168,845
                                                                                                                   ---------------

                 PUERTO RICO-5.6%
  2,280          Children Trust Fund,  Tobacco Settlement Revs.,
                  5.50%-5.625%, 5/15/39-5/15/43 ..................................................  Baa3/BBB             2,094,384
  1,000          Electric Power Auth. Revs.,
                  5.125%, 7/1/29, Ser. NN ........................................................   A3/A-               1,032,290
  4,000          Public Buildings Auth. Revs., Government Facs.,
                  5.00%, 7/1/36, Ser. I ..........................................................  Baa1/A-              4,069,520
                                                                                                                   ---------------
                                                                                                                         7,196,194
                                                                                                                   ---------------
                 SOUTH CAROLINA-0.6%
    500          Tobacco Settlement Financing Corp., 6.125%, 6/1/32, Ser. A.......................  Baa3/BBB               470,050
    370          Tobacco Settlement Rev. Management Auth., Tobacco Settlement Revs.,
                  6.375%, 5/15/30, Ser. B ........................................................  Baa3/BBB               356,258
                                                                                                                   ---------------
                                                                                                                           826,308
                                                                                                                   ---------------
                 WASHINGTON-0.1%
    135          Tobacco Settlement Auth., Tobacco Settlement Revs.,
                  6.625%, 6/1/32 .................................................................  Baa3/BBB               134,060
                                                                                                                   ---------------

                 Total Other Municipal Bonds & Notes (cost-$12,640,897) ..........................                      13,909,649
                                                                                                                   ---------------

                 NEW YORK VARIABLE RATE NOTES (b) (c) (d) -9.4%
  1,555          Metropolitan Transportation Auth. Revs.,
                  13.31%, 11/15/32, Ser. 862 (FGIC) ..............................................   Aaa/NR              1,743,155
  1,667          New York City Trust for Cultural Resources Revs, 10.536%, 2/1/34, Ser. 950 (FGIC)                       1,817,052
  1,205          State Dormitory Auth. Revs.,
                  16.53%, 7/1/26 .................................................................   NR/NR               1,402,957
                 State Environmental Facs. Corp., State Clean Water & Drinking,
  1,005           13.75%, 7/15/23 ................................................................   NR/AAA              1,072,425
  1,775           13.75%, 7/15/27 ................................................................   NR/AAA              1,886,399
  1,845          State Housing Finance Agcy., State Personal Income Tax,
                  13.30%, 3/15/33, Ser. 8590 .....................................................   NR/AA               2,005,700
  2,000          Triborough  Bridge &  Tunnel Auth. Revs.,
                  7.76%, 11/15/32, Ser. 912 (MBIA) ...............................................   NR/NR               2,109,640
                                                                                                                   ---------------

                             Total New York Variable Rate Notes (cost-$10,974,629) ...............                      12,037,328
                                                                                                                   ---------------

                 CALIFORNIA VARIABLE RATE NOTES (b) (c) (d)-1.2%
    960           State Economic Recovery GO, 17.295%, 1/1/10, Ser. 935 (cost-$1,305,156).........   Aa3/NR              1,485,120
                                                                                                                   ---------------

                    PIMCO NEW YORK MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                                         CREDIT RATINGS
  (000)                                                                                           (MOODY'S/S&P)          VALUE*
------------------------------------------------------------------------------------------------------------------------------------

                 U.S. TREASURY BILLS (e) -2.2%
$ 1,665           2.06%-2.10%, 3/3/05-3/17/05  ...................................................   Aaa/AAA       $     2,868,973
                                                                                                                   ---------------
                    Total U.S. Treasury Bills (cost-$2,868,077)

                 PUT OPTIONS PURCHASED (f)- 0.0%
                 U.S. Treasury Bonds Futures, Chicago Board of Trade,
   (145)          Strike Price $94.25, expires 9/19/05 (premiums paid-$510).......................                             319
                                                                                                                   ---------------
                 Total Investments before call options written (cost- $123,541,669)-100.7% .......                     129,151,096
                                                                                                                   ---------------

                 CALL OPTIONS WRITTEN (f)-(0.7)%

 CONTRACTS       U.S. Treasury Notes Futures, Chicago Board of Trade,
--------------
    (37)          Strike Price $106, expires 2/18/05..............................................                        (220,844)
    (63)          Strike Price $113, expires 2/18/05..............................................                         (31,500)
                                                                                                                   ---------------
                                                                                                                          (252,344)
                                                                                                                   ---------------
                 U.S. Treasury Bonds Futures, Chicago Board of Trade,
    (31)          Strike Price $106, expires 2/18/05.......................................................               (204,890)
   (155)          Strike Price $113, expires 2/18/05.......................................................               (196,172)
   (240)          Strike Price $114, expires 2/18/05.......................................................               (206,250)
                                                                                                                   ---------------
                                                                                                                          (607,312)
                                                                                                                   ---------------
                 Total call options written (premiums received-$715,308) .........................                        (859,656)
                                                                                                                   ---------------
                 Total Investments, net of call options written (cost-$122,826,361)-100.0%                         $   128,291,440
                                                                                                                   ===============

Other Investments:

Futures contracts outstanding at December 31, 2004:

                                                 Notional
                                                  Amount                                    Expiration        Unrealized
    Type                                           (000)                                       Date          Depreciation
-----------------------------------------------------------------------------------------------------------------------------------

Long: 90 Day Eurodollar Futures                     250                                      9/19/2005         $    11,600

Short: U.S. Treasury Bond Futures                   446                                      3/21/2005             121,250
                                                                                                              ------------
                                                                                                               $   132,850
                                                                                                              ------------

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.
The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)   Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and intrest and retire the bonds at the earliest refunding date.
(b)   Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)   144A Security - Security exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(d)   Residual Interest Municipal Bonds/Residual Interest Tax Exempt Bonds - The
      interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)   All or partial principal amount segregated as initial margin on futures contracts.
(f)   Non-income producing security

Glossary:
---------
AMBAC- insured by American Municipal Bond Assurance Corp.
FGIC- insured by insured Financial Guaranty Insurance Co.
FHA- insured by Federal Housing Administration
FSA- insured by Financial Security Assurance, Inc.
GNMA- Government National Mortgage Association
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- Not Rated
Radian- insured by Radian Guaranty Inc.

ITEM 2. CONTROLS AND PROCEDURES

         (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

         (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income III Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 24, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 24, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2005